united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 4/30

Date of reporting period: 10/31/20

Item 1. Reports to Stockholders.

Athena Behavioral Tactical Fund

Class A Shares: ATVAX
Class I Shares: ATVIX

Semi-Annual Report
October 31, 2020

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.athenatacticalfund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Athena Behavioral Tactical Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2020

The Fund’s performance figures* for the period ended October 31, 2020, compared to its benchmark:

					Annualized
					Inception** -
	Six Months	One Year	Annualized 3 Year	Annualized 5 Year	October 31, 2020
Athena Behavioral Tactical Fund – Class A	4.34%	(4.65)%	2.42%	3.88%	1.46%
Athena Behavioral Tactical Fund – Class A with load	(1.61)%	(10.15)%	0.42%	2.65%	0.37%
Athena Behavioral Tactical Fund – Class I	4.47%	(4.34)%	2.71%	4.19%	1.74%
S&P 500 Total Return Index	13.29%	9.71%	10.42%	11.71%	10.43%
MSCI ACWI Index	13.61%	4.89%	5.52%	8.11%	6.14%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses, before expense reimbursements and waived fees, are 3.00% for Class A shares and 2.75% for Class I shares per the August 28, 2020 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.60% for Class A shares and 1.35% for Class I shares. Returns would have been lower had the Adviser not waived fees or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

**	Inception date is May 15, 2015.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors may not invest in the index directly.

MSCI ACWI Index is an index representing the equity returns in 23 developed and 24 emerging markets. Investors may not invest in the index directly.

The Fund’s Top Asset Classes as of October 31, 2020 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Fund	98.7%
Short-Term Investment	0.9%
Other Assets Less Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Athena Behavioral Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2020

Shares		Value
	EXCHANGE TRADED FUND - 98.7%
	EQUITY - 98.7%
114,850	iShares Russell 2000 ETF (Cost $16,862,353)	$17,582,387

	SHORT-TERM INVESTMENT - 0.9%
	MONEY MARKET FUND - 0.9%
169,376	Goldman Sachs Financial Square Funds Government Fund - Institutional Class to yield 0.00% * (Cost $169,376)	169,376

	TOTAL INVESTMENT - 99.6% (Cost $17,031,729)	$17,751,763
	OTHER ASSETS LESS LIABILITIES - 0.4%	69,931
	NET ASSETS - 100.0%	$17,821,694

*	Money market fund; interest rate reflects seven-day effective yield on October 31, 2020.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2020

ASSETS
Investment (cost $17,031,729)	$17,751,763
Receivable for Fund shares sold	25,556
Receivable due from Adviser, net	7,747
Prepaid expenses and other assets	44,358
TOTAL ASSETS	17,829,424

LIABILITIES
Payable to related parties	3,277
Distribution (12b-1) fees payable	74
Accrued expenses and other liabilities	4,379
TOTAL LIABILITIES	7,730
NET ASSETS	$17,821,694

Net Assets Consist Of:
Paid in capital	$18,664,102
Accumulated deficit	(842,408)
NET ASSETS	$17,821,694

Net Asset Value Per Share:
Class A Shares:
Net Assets	$334,348
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	36,591
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.14
Maximum offering price per share (maximum sales charge of 5.75%)	$9.70

Class I Shares:
Net Assets	$17,487,346
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,920,406
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.11

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2020

INVESTMENT INCOME
Dividend Income	$56,078
Interest Income	3,303
TOTAL INVESTMENT INCOME	59,381

EXPENSES
Investment advisory fees	80,691
Distribution (12b-1) Fees:
Class A	771
Registration fees	25,710
Accounting services fees	17,682
Administrative services fees	12,399
Audit and tax fees	11,087
Legal fees	10,081
Compliance officer fees	8,389
Trustees fees and expenses	8,368
Printing and postage expenses	8,067
Transfer agent fees	7,526
Third Party Administrative Servicing Fees	6,346
Custodian fees	2,521
Insurance expense	101
Other expenses	2,388
TOTAL EXPENSES	202,127
Less: Fees waived and expenses reimbursed by the Adviser	(100,369)
NET EXPENSES	101,758
NET INVESTMENT LOSS	(42,377)

REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	65,096
Net change in unrealized appreciation on investments	720,034

NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	785,130

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$742,753

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2020	Year Ended
	(Unaudited)	April 30, 2020
FROM OPERATIONS
Net investment income (loss)	$(42,377)	$92,406
Net realized gain (loss) from investments and currency translations	65,096	(1,006,809)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	720,034	(386,145)
Net increase (decrease) in net assets resulting from operations	742,753	(1,300,548)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid :
Class A	—	(1,629)
Class I	—	(235,360)
Net decrease in net assets resulting from distributions to shareholders	—	(236,989)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	425,693	521,640
Class I	5,166,556	13,336,353
Net asset value of shares issued in reinvestment of distributions:
Class A	—	1,629
Class I	—	182,762
Payments for shares redeemed:
Class A	(584,519)	(86,045)
Class I	(2,038,579)	(6,383,138)
Net increase in net assets resulting from shares of beneficial interest	2,969,151	7,573,201

TOTAL INCREASE IN NET ASSETS	3,711,904	6,035,664

NET ASSETS
Beginning of Period	14,109,790	8,074,126
End of Period	$17,821,694	$14,109,790

Class A:
Shares Sold	48,784	54,949
Shares Reinvested	—	165
Shares Redeemed	(65,365)	(9,532)
Net increase (decrease) in shares of beneficial interest outstanding	(16,581)	45,582

Class I:
Shares Sold	581,646	1,384,150
Shares Reinvested	—	18,592
Shares Redeemed	(226,763)	(694,135)
Net increase in shares of beneficial interest outstanding	354,883	708,607

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
Class A	(Unaudited)		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017		April 30, 2016 (1)
Net asset value, beginning of period	$8.76		$9.32	$10.23	$9.91	$9.38		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.05)		0.04	0.21	0.21	0.20		0.17
Net realized and unrealized gain (loss) on investments	0.43		(0.54)	(0.35)	0.64	0.47		(0.70)
Total from investment operations	0.38		(0.50)	(0.14)	0.85	0.67		(0.53)
Less distributions from:
Net investment income	—		(0.06)	(0.07)	(0.18)	(0.14)		(0.09)
Net realized gains	—		—	(0.70)	(0.35)	(0.00	) (7)	(0.00	) (7)
Total distributions	—		(0.06)	(0.77)	(0.53)	(0.14)		(0.09)
Net asset value, end of period	$9.14		$8.76	$9.32	$10.23	$9.91		$9.38
Total return (3)	4.34	% (6)	(5.48)%	(0.59)%	8.69%	7.16%		(5.20	)% (6)
Net assets, at end of period (000s)	$334		$466	$71	$1,692	$1,773		$1,668
Ratio of gross expenses to average net assets (4)(5)	2.74%		2.90%	3.20%	3.10%	4.01%		8.56%
Ratio of net expenses to average net assets (5)	1.50%		1.50%	1.50%	1.50%	1.50%		1.50%
Ratio of net investment income (loss) to average net assets (5)	(1.07)%		0.39%	2.22%	2.12%	2.05%		2.04%
Portfolio Turnover Rate	174	% (6)	96%	129%	97%	94%		34	% (6)

(1)	The Athena Behavioral Tactical Fund Class A shares commenced operations on May 15, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Total returns would have been lower had the adviser not waived fees and reimbursed expenses.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Amount less than $0.005.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2020		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
Class I	(Unaudited)		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017		April 30, 2016 (1)
Net asset value, beginning of period	$8.72		$9.34	$10.24	$9.92	$9.39		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.07	0.24	0.23	0.21		0.20
Net realized and unrealized gain (loss) on investments	0.41		(0.54)	(0.34)	0.65	0.49		(0.71)
Total from investment operations	0.39		(0.47)	(0.10)	0.88	0.70		(0.51)
Less distributions from:
Net investment income	—		(0.15)	(0.10)	(0.21)	(0.17)		(0.10)
Net realized gains	—		—	(0.70)	(0.35)	(0.00	) (7)	(0.00	) (7)
Total distributions	—		(0.15)	(0.80)	(0.56)	(0.17)		(0.10)
Net asset value, end of period	$9.11		$8.72	$9.34	$10.24	$9.92		$9.39
Total return (3)	4.47	% (6)	(5.20)%	(0.20)%	8.97%	7.39%		(4.99	)% (6)
Net assets, at end of period (000s)	$17,487		$13,644	$8,003	$9,356	$8,297		$3,863
Ratio of gross expenses to average net assets (4)(5)	2.49%		2.65%	2.95%	2.85%	3.76%		8.31%
Ratio of net expenses to average net assets (5)	1.25%		1.25%	1.25%	1.25%	1.25%		1.25%
Ratio of net investment income (loss) to average net assets (5)	(0.50)%		0.73%	2.49%	2.32%	2.15%		2.44%
Portfolio Turnover Rate	174	% (6)	96%	129%	97%	94%		34	% (6)

(1)	The Athena Behavioral Tactical Fund Class I shares commenced operations on May 15, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Total returns would have been lower had the adviser not waived fees and reimbursed expenses.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Amount less than $0.005.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2020

1.	ORGANIZATION

The Athena Behavioral Tactical Fund (the “Fund”), is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers Class A and Class I shares. The Fund also has Class C shares which were not offered during the period. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, depending on how much you invest which may be waived by the Adviser under certain circumstances. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies set by the Trust and followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained- from pricing services. The independent pricing service -does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the fair value procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser or sub-adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2020 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$17,582,387	$—	$—	$17,582,387
Short-Term Investment	169,376	—	—	169,376
Total	$17,751,763	$—	$—	$17,751,763

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended April 30, 2017 to April 30, 2020, or expected to be taken in the Fund’s April 30, 2021 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $18,601,008 and $1,803,751 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended October 31, 2020, the Fund incurred advisory fees of $80,691.

During the period covered by the report, the Adviser delegated management of the Fund’s portfolio to AthenaInvest Advisors LLC (the “Sub-Adviser”). The Sub-Adviser is responsible for securities selection and trade execution. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until August 31, 2021, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses such as front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles) or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred with any merger or reorganization, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees), contractual indemnification of Fund service providers (other than the Adviser) do not exceed 1.50% per annum of Class A average daily net assets, 2.25% per annum of Class C average daily net assets, and 1.25% per annum of Class I average daily net assets (the “Expense Limitation”). For the six months ended October 31, 2020, the Adviser waived fees and reimbursed expenses of $100,369 pursuant to the Waiver Agreement.

If the Adviser waives any fees or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the Expense Limitation, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation and the expense limit at time of recoupment. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Adviser by the following dates:

April 30, 2021	April 30, 2022	April 30, 2023
$174,476	$163,435	$179,156

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I shares are not covered under the Plans. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended October 31, 2020, the Fund paid $771 to the Distributor for Class A shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares, for the six months ended October 31, 2020, the Distributor received $0 from front-end sales charge.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal years ended April 30, 2020 and April 30, 2019 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2020	April 30, 2019
Ordinary Income	$236,989	$417,041
Long-Term Capital Gain	—	239,191
Return of Capital	—	—
	$236,989	$656,232

As of April 30, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$92,393	$—	$—	$(1,677,554)	$—	$—	$(1,585,161)

At April 30, 2020, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$1,505,669	$171,885	$1,677,554	$—

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$17,031,729	$720,034	$—	$720,034

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a significant portion of its assets in the iShares Russell 2000 ETF (“IWM”). The Fund may redeem its investment in IWM at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The Fund’s performance will be directly affected by the performance of IWM. The financial statements of IWM, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2020, the Fund’s investment in IWM represented 98.7% of the Fund’s net assets.

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2020

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Athena Behavioral Tactical Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2020

Athena Behavioral Tactical Fund (Adviser – Princeton Fund Advisors, LLC) *

In connection with the regular meeting held on March 18-20, 2020 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Princeton Fund Advisors, LLC (“Adviser”) and the Trust, with respect to the Athena Behavioral Tactical Fund (referred to as the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that PFA was founded in 2011 and had approximately $1.1 billion in assets under management. The Trustees reviewed the background information of the key personnel responsible for servicing the Fund, taking into consideration their financial industry experience. They noted that although PFA delegates the day to day management of the Fund to AthenaInvest Advisors, LLC, PFA conducted on-going due diligence on the Fund’s investments as well as monitored the Fund’s investment portfolio to ensure compliance with the Fund’s investment objectives, prospectus and statement of additional information. The Trustees acknowledged PFA’s experience and resources and concluded that Princeton was expected to continue to provide high quality of service to the Fund and its shareholders.

Performance. The Trustees reviewed the Fund’s investment objective and strategy and discussed its performance. They noted that the Fund had underperformed its Morningstar category median and peer group median over the three-year period. However, they observed that the Fund outperformed all comparable metrics for the 1-year period and outperformed its peer group and Morningstar category medians for the since inception period. The Trustees noted the Fund’s substantial improvement in performance since the adviser adjusted the Fund’s principal investment strategy. The Trustees concluded that Princeton’s performance had been acceptable.

Fees and Expenses. The Trustees noted that the advisory fee charged by Princeton was 1.00%, which was higher than the peer group average and equal to its peer group median. They observed that the advisory fee was higher than its Morningstar Category average median and average, but well within the range of the category. They further noted that the Fund’s net expense ratio was higher than the Morningstar category average and median as well as the peer group average and equal to the peer group median. They acknowledged that the Fund’s net expense ratio was well within the range of both comparison groups due to the expense limitation agreement in place with respect to the Fund, which the adviser intended to renew. The Trustees agreed that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the management of the Fund. They noted that the adviser had indicated a willingness to continue to evaluate the appropriateness of breakpoints as the Fund grew. The Trustees agreed that in light of the expense

Athena Behavioral Tactical Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2020

limitation agreement in place, and the adviser’s willingness to consider breakpoints in the future as the Fund’s assets increased, the absence of breakpoints at this time was acceptable.

Profitability. The Trustees considered the profitability of the adviser with respect to the investment services it provided to the Fund. They noted that PFA reported it did not earn a profit from Fund fees over the last 12 months. The Trustees concluded that excessive profitability was not an issue at this time.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of legal counsel, the Trustees concluded that the renewal of the advisory agreement was in the best interest of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Athena Behavioral Tactical Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2020

As a shareholder of the Athena Behavioral Tactical Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 through October 31, 2020.

Actual Expenses *

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes *

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	5/1/20	10/31/20	5/1/20 – 10/31/20	5/1/20 – 10/31/20
Class A	$1,000.00	$1,043.40	$7.73	1.50%
Class I	$1,000.00	$1,044.70	$6.44	1.25%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	5/1/20	10/31/20	5/1/20 – 10/31/20	5/1/20 – 10/31/20
Class A	$1,000.00	$1,017.64	$7.63	1.50%
Class I	$1,000.00	$1,018.90	$6.36	1.25%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

“Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

SUB-ADVISER
AthenaInvest Advisors, LLC
5340 S. Quebec St., Suite 365-N
Greenwood Village, CO 80111

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/08/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/08/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 1/08/21